Financial Instruments - Schedule of Balances in Foreign Currencies (Details)	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2018 EUR (€)	Dec. 31, 2018 GBP (£)	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)	Dec. 31, 2015 CAD ($)
Currency1 [Line Items]
Cash and cash equivalents	$ 13,699,881				$ 11,836,119	$ 12,034,282	$ 24,016,275
US dollars $
Currency1 [Line Items]
Cash and cash equivalents		$ 8,889,796
Accounts payable		(304,801)
Balances in foreign currencies		$ 8,584,995
British pounds £
Currency1 [Line Items]
Cash and cash equivalents | £				£ 26,936
Accounts payable | £				(32,735)
Balances in foreign currencies | £				£ (5,799)
Euro €
Currency1 [Line Items]
Cash and cash equivalents | €			€ 31,499
Accounts payable | €			(661)
Balances in foreign currencies | €			€ 30,838